Shareholder Report, Holdings (Details)	Mar. 31, 2025
Fidelity Advisor Asset Manager 60% - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Asset Manager 60% - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 60% - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 60% - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 60% - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Asset Manager 60% - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 60% - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Asset Manager 60% - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 60% - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 60% - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Fidelity Advisor Asset Manager 60% - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 60% - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Asset Manager 60% - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Asset Manager 60% - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Asset Manager 60% - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Asset Manager 60% - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Asset Manager 60% - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 60% - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 60% - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class M | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Asset Manager 60% - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Asset Manager 60% - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 40% - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Asset Manager 40% - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Asset Manager 40% - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 40% - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 40% - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 40% - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 40% - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 40% - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Asset Manager 40% - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 40% - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 40% - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 40% - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Asset Manager 40% - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 40% - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 40% - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 40% - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 40% - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 40% - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Asset Manager 40% - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Asset Manager 40% - Class I | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Asset Manager 40% - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Asset Manager 40% - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Sustainable Multi-Asset Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Fidelity Sustainable Multi-Asset Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Sustainable Multi-Asset Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Sustainable Multi-Asset Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Sustainable Multi-Asset Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Sustainable Multi-Asset Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Sustainable Multi-Asset Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Sustainable Multi-Asset Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Multi-Asset Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Multi-Asset Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Fidelity Sustainable Multi-Asset Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Fidelity Sustainable Multi-Asset Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Asset Manager 85% - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 85% - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 85% - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 85% - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 85% - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 85% - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 85% - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 85% - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 85% - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Asset Manager 85% - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Asset Manager 85% - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 85% - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 85% - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Asset Manager 85% - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 85% - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 85% - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Fidelity Advisor Asset Manager 85% - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 85% - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Asset Manager 85% - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Asset Manager 85% - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Asset Manager 85% - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Asset Manager 85% - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 85% - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Asset Manager 85% - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 85% - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 85% - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Asset Manager 85% - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 85% - Class A | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Fidelity Advisor Asset Manager 85% - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Asset Manager 85% - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Asset Manager 60% - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Asset Manager 60% - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 60% - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 60% - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 60% - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Asset Manager 60% - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 60% - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Asset Manager 60% - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 60% - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 60% - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Fidelity Advisor Asset Manager 60% - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 60% - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Asset Manager 60% - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Asset Manager 60% - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Asset Manager 60% - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Asset Manager 60% - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Asset Manager 60% - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 60% - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 60% - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class Z | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Asset Manager 60% - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Asset Manager 60% - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 50% - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Asset Manager 50% - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Asset Manager 50% - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 50% - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 50% - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 50% - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 50% - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 50% - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Asset Manager 50% - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 50% - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 50% - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 50% - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 50% - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 50% - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 50% - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 50% - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 50% - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Fidelity Advisor Asset Manager 50% - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 50% - Class Z | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 50% - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Asset Manager 50% - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 85% - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 85% - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 85% - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 85% - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 85% - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 85% - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 85% - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 85% - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 85% - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Asset Manager 85% - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Asset Manager 85% - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 85% - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 85% - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Asset Manager 85% - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 85% - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 85% - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Fidelity Advisor Asset Manager 85% - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 85% - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Asset Manager 85% - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Asset Manager 85% - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Asset Manager 85% - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Asset Manager 85% - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 85% - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Asset Manager 85% - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 85% - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 85% - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Asset Manager 85% - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 85% - Class M | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Fidelity Advisor Asset Manager 85% - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Asset Manager 85% - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 40% - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Asset Manager 40% - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Asset Manager 40% - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 40% - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 40% - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 40% - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 40% - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 40% - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Asset Manager 40% - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 40% - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 40% - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 40% - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Asset Manager 40% - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 40% - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 40% - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 40% - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 40% - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 40% - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Asset Manager 40% - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Asset Manager 40% - Class Z | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Asset Manager 40% - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Asset Manager 40% - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Asset Manager 85% - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 85% - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 85% - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 85% - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 85% - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 85% - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 85% - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 85% - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 85% - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Asset Manager 85% - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Asset Manager 85% - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 85% - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 85% - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Asset Manager 85% - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 85% - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 85% - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Fidelity Advisor Asset Manager 85% - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 85% - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Asset Manager 85% - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Asset Manager 85% - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Asset Manager 85% - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Asset Manager 85% - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 85% - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Asset Manager 85% - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 85% - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 85% - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Asset Manager 85% - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 85% - Class I | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Fidelity Advisor Asset Manager 85% - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Asset Manager 85% - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 30% - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Asset Manager 30% - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 30% - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 30% - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 30% - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 30% - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Asset Manager 30% - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 30% - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 30% - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 30% - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 30% - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 30% - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 30% - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Asset Manager 30% - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 30% - Class A | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Advisor Asset Manager 30% - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 30% - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 50% - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Asset Manager 50% - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Asset Manager 50% - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 50% - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 50% - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 50% - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 50% - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 50% - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Asset Manager 50% - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 50% - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 50% - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 50% - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 50% - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 50% - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 50% - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 50% - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 50% - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Fidelity Advisor Asset Manager 50% - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 50% - Class M | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 50% - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Asset Manager 50% - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 70% - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 70% - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 70% - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 70% - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 70% - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 70% - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Asset Manager 70% - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 70% - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 70% - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Asset Manager 70% - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 70% - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 70% - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 70% - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	73.30%
Fidelity Advisor Asset Manager 70% - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 70% - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Asset Manager 70% - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Asset Manager 70% - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 70% - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Asset Manager 70% - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Asset Manager 70% - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 70% - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Asset Manager 70% - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 70% - Class C | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	72.20%
Fidelity Advisor Asset Manager 70% - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Asset Manager 70% - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Health Savings Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Health Savings Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Health Savings Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Health Savings Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Health Savings Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Health Savings Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Health Savings Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Health Savings Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Health Savings Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Health Savings Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Health Savings Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Health Savings Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Health Savings Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Health Savings Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Health Savings Fund - Class K | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Fidelity Health Savings Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Health Savings Fund - Class K | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Health Savings Fund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Health Savings Fund - Class K | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
50% Allocation Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	39.80%
50% Allocation Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.30%
50% Allocation Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
50% Allocation Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
50% Allocation Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
50% Allocation Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.30%
50% Allocation Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
50% Allocation Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
50% Allocation Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Asset Manager 60% - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Asset Manager 60% - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 60% - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 60% - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 60% - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Asset Manager 60% - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 60% - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Asset Manager 60% - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 60% - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 60% - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Fidelity Advisor Asset Manager 60% - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 60% - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Asset Manager 60% - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Asset Manager 60% - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Asset Manager 60% - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Asset Manager 60% - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Asset Manager 60% - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 60% - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 60% - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class A | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Asset Manager 60% - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Asset Manager 60% - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 20% - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Asset Manager 20% - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Asset Manager 20% - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 20% - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 20% - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Asset Manager 20% - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 20% - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 20% - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 20% - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 20% - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 20% - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 20% - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 20% - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 20% - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 20% - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor Asset Manager 20% - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Asset Manager 20% - Class Z | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Asset Manager 20% - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Asset Manager 20% - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
30% Allocation Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	49.80%
30% Allocation Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.20%
30% Allocation Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
30% Allocation Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
30% Allocation Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
30% Allocation Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
30% Allocation Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
30% Allocation Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.80%
30% Allocation Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Asset Manager 40% - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Asset Manager 40% - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Asset Manager 40% - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 40% - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 40% - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 40% - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 40% - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 40% - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Asset Manager 40% - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 40% - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 40% - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 40% - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Asset Manager 40% - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 40% - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 40% - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 40% - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 40% - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 40% - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Asset Manager 40% - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Asset Manager 40% - Class M | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Asset Manager 40% - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Asset Manager 40% - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Asset Manager 70% - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 70% - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 70% - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 70% - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 70% - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 70% - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Asset Manager 70% - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 70% - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 70% - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Asset Manager 70% - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 70% - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 70% - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 70% - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	73.30%
Fidelity Advisor Asset Manager 70% - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 70% - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Asset Manager 70% - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Asset Manager 70% - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 70% - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Asset Manager 70% - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Asset Manager 70% - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 70% - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Asset Manager 70% - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 70% - Class Z | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	72.20%
Fidelity Advisor Asset Manager 70% - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Asset Manager 70% - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Health Savings Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Health Savings Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Health Savings Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Health Savings Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Health Savings Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Health Savings Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Health Savings Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Health Savings Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Health Savings Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Health Savings Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Health Savings Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Health Savings Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Health Savings Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Health Savings Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Health Savings Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Fidelity Health Savings Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Health Savings Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Health Savings Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Health Savings Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Asset Manager 40% | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Asset Manager 40% | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Asset Manager 40% | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Asset Manager 40% | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Asset Manager 40% | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Asset Manager 40% | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Asset Manager 40% | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Asset Manager 40% | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Asset Manager 40% | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Asset Manager 40% | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Asset Manager 40% | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Asset Manager 40% | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Asset Manager 40% | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Asset Manager 40% | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Asset Manager 40% | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Asset Manager 40% | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Asset Manager 40% | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Asset Manager 40% | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Asset Manager 40% | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Asset Manager 40% | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Asset Manager 40% | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Asset Manager 40% | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Asset Manager 40% | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Asset Manager 40% | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Asset Manager 40% | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Asset Manager 70% - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 70% - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 70% - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 70% - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 70% - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 70% - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Asset Manager 70% - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 70% - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 70% - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Asset Manager 70% - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 70% - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 70% - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 70% - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	73.30%
Fidelity Advisor Asset Manager 70% - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 70% - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Asset Manager 70% - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Asset Manager 70% - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 70% - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Asset Manager 70% - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Asset Manager 70% - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 70% - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Asset Manager 70% - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 70% - Class M | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	72.20%
Fidelity Advisor Asset Manager 70% - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Asset Manager 70% - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 70% - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 70% - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 70% - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 70% - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 70% - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 70% - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Asset Manager 70% - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 70% - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 70% - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Asset Manager 70% - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 70% - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 70% - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 70% - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	73.30%
Fidelity Advisor Asset Manager 70% - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 70% - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Asset Manager 70% - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Asset Manager 70% - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 70% - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Asset Manager 70% - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Asset Manager 70% - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 70% - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Asset Manager 70% - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 70% - Class I | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	72.20%
Fidelity Advisor Asset Manager 70% - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Asset Manager 70% - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Asset Manager 30% | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Asset Manager 30% | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Asset Manager 30% | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Asset Manager 30% | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Asset Manager 30% | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Asset Manager 30% | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Asset Manager 30% | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Asset Manager 30% | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Asset Manager 30% | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Asset Manager 30% | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Asset Manager 30% | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Asset Manager 30% | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Asset Manager 30% | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Asset Manager 30% | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Asset Manager 30% | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Asset Manager 30% | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Asset Manager 30% | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Asset Manager 30% | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Asset Manager 30% | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Asset Manager 30% | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Asset Manager 30% | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Asset Manager 30% | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Asset Manager 30% | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Asset Manager 30% | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Asset Manager 30% | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 40% - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Asset Manager 40% - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Asset Manager 40% - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 40% - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 40% - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 40% - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 40% - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 40% - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Asset Manager 40% - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 40% - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 40% - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 40% - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Asset Manager 40% - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 40% - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 40% - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 40% - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 40% - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 40% - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Asset Manager 40% - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Asset Manager 40% - Class C | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Asset Manager 40% - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Asset Manager 40% - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Health Savings Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Health Savings Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Health Savings Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Health Savings Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Health Savings Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Health Savings Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Health Savings Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Health Savings Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Health Savings Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Health Savings Index Fund | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Health Savings Index Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity Health Savings Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor Asset Manager 20% - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Asset Manager 20% - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Asset Manager 20% - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 20% - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 20% - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Asset Manager 20% - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 20% - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 20% - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 20% - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 20% - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 20% - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 20% - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 20% - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 20% - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 20% - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor Asset Manager 20% - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Asset Manager 20% - Class I | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Asset Manager 20% - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Asset Manager 20% - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Asset Manager 85% - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 85% - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 85% - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 85% - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 85% - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 85% - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 85% - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 85% - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 85% - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Asset Manager 85% - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Asset Manager 85% - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 85% - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 85% - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Asset Manager 85% - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 85% - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 85% - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Fidelity Advisor Asset Manager 85% - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 85% - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Asset Manager 85% - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Asset Manager 85% - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Asset Manager 85% - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Asset Manager 85% - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 85% - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Asset Manager 85% - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 85% - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 85% - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Asset Manager 85% - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 85% - Class Z | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Fidelity Advisor Asset Manager 85% - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Asset Manager 85% - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Asset Manager 50% | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Asset Manager 50% | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Asset Manager 50% | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Asset Manager 50% | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Asset Manager 50% | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Asset Manager 50% | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Asset Manager 50% | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Asset Manager 50% | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Asset Manager 50% | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Asset Manager 50% | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Asset Manager 50% | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Asset Manager 50% | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Asset Manager 50% | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Asset Manager 50% | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Asset Manager 50% | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Asset Manager 50% | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Asset Manager 50% | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Asset Manager 50% | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Asset Manager 50% | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Asset Manager 50% | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Asset Manager 50% | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Fidelity Asset Manager 50% | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Asset Manager 50% | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Asset Manager 50% | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Asset Manager 50% | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Asset Manager 20% | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Asset Manager 20% | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Asset Manager 20% | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Asset Manager 20% | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Asset Manager 20% | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Asset Manager 20% | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Asset Manager 20% | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Asset Manager 20% | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Asset Manager 20% | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Asset Manager 20% | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Asset Manager 20% | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Asset Manager 20% | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Asset Manager 20% | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Asset Manager 20% | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Asset Manager 20% | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Asset Manager 20% | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Asset Manager 20% | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Asset Manager 20% | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Asset Manager 20% | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Asset Manager 20% | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Asset Manager 20% | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Asset Manager 20% | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Asset Manager 20% | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Asset Manager 20% | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Asset Manager 20% | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Asset Manager 70% - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 70% - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 70% - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 70% - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 70% - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 70% - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 70% - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Asset Manager 70% - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 70% - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 70% - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Asset Manager 70% - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 70% - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 70% - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 70% - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 70% - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	73.30%
Fidelity Advisor Asset Manager 70% - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 70% - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Asset Manager 70% - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Asset Manager 70% - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 70% - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 70% - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Asset Manager 70% - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 70% - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Asset Manager 70% - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 70% - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Asset Manager 70% - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 70% - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 70% - Class A | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	72.20%
Fidelity Advisor Asset Manager 70% - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Asset Manager 70% - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 20% - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Asset Manager 20% - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Asset Manager 20% - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 20% - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 20% - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Asset Manager 20% - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 20% - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 20% - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 20% - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 20% - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 20% - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 20% - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 20% - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 20% - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 20% - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor Asset Manager 20% - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Asset Manager 20% - Class C | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Asset Manager 20% - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Asset Manager 20% - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Asset Manager 20% - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Asset Manager 20% - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Asset Manager 20% - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 20% - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 20% - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Asset Manager 20% - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 20% - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 20% - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 20% - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 20% - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 20% - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 20% - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 20% - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 20% - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 20% - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor Asset Manager 20% - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Asset Manager 20% - Class M | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Asset Manager 20% - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Asset Manager 20% - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Asset Manager 50% - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Asset Manager 50% - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Asset Manager 50% - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 50% - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 50% - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 50% - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 50% - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 50% - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Asset Manager 50% - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 50% - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 50% - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 50% - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 50% - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 50% - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 50% - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 50% - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 50% - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Fidelity Advisor Asset Manager 50% - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 50% - Class I | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 50% - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Asset Manager 50% - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 85% - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 85% - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 85% - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 85% - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 85% - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 85% - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 85% - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 85% - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 85% - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 85% - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Asset Manager 85% - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Asset Manager 85% - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 85% - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 85% - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Asset Manager 85% - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 85% - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 85% - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Asset Manager 85% - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Fidelity Advisor Asset Manager 85% - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 85% - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Asset Manager 85% - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Asset Manager 85% - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Asset Manager 85% - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 85% - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Asset Manager 85% - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Asset Manager 85% - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Asset Manager 85% - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 85% - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 85% - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Asset Manager 85% - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 85% - Class C | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Fidelity Advisor Asset Manager 85% - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Asset Manager 85% - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Asset Manager 85% | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Asset Manager 85% | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Asset Manager 85% | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Asset Manager 85% | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Asset Manager 85% | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Asset Manager 85% | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Asset Manager 85% | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Asset Manager 85% | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Asset Manager 85% | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Asset Manager 85% | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Asset Manager 85% | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Asset Manager 85% | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Asset Manager 85% | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Asset Manager 85% | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Asset Manager 85% | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Asset Manager 85% | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Asset Manager 85% | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Asset Manager 85% | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Asset Manager 85% | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Asset Manager 85% | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Asset Manager 85% | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Fidelity Asset Manager 85% | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Asset Manager 85% | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Asset Manager 85% | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Asset Manager 85% | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Asset Manager 85% | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Asset Manager 85% | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Asset Manager 85% | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Asset Manager 85% | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Asset Manager 85% | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Asset Manager 85% | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Asset Manager 85% | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Asset Manager 85% | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Asset Manager 85% | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Fidelity Asset Manager 85% | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Asset Manager 85% | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 30% - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Asset Manager 30% - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 30% - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 30% - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 30% - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 30% - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Asset Manager 30% - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 30% - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 30% - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 30% - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 30% - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 30% - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 30% - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Asset Manager 30% - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 30% - Class I | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Advisor Asset Manager 30% - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 30% - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 30% - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Asset Manager 30% - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 30% - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 30% - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 30% - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 30% - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Asset Manager 30% - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 30% - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 30% - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 30% - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 30% - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 30% - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 30% - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Asset Manager 30% - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 30% - Class C | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Advisor Asset Manager 30% - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 30% - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
70% Allocation Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	49.30%
70% Allocation Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
70% Allocation Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
70% Allocation Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
70% Allocation Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
70% Allocation Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.30%
70% Allocation Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.90%
70% Allocation Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
70% Allocation Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
85% Allocation Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	60.20%
85% Allocation Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
85% Allocation Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
85% Allocation Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
85% Allocation Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.20%
85% Allocation Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
85% Allocation Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Asset Manager 50% - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Asset Manager 50% - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Asset Manager 50% - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 50% - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 50% - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 50% - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 50% - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 50% - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Asset Manager 50% - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 50% - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 50% - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 50% - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 50% - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 50% - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 50% - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 50% - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 50% - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Fidelity Advisor Asset Manager 50% - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 50% - Class C | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 50% - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Asset Manager 50% - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Asset Manager 70% | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Asset Manager 70% | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Asset Manager 70% | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Asset Manager 70% | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Asset Manager 70% | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Asset Manager 70% | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Asset Manager 70% | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Asset Manager 70% | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Asset Manager 70% | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Asset Manager 70% | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Asset Manager 70% | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Asset Manager 70% | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Asset Manager 70% | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Asset Manager 70% | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Asset Manager 70% | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Asset Manager 70% | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Asset Manager 70% | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Asset Manager 70% | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Asset Manager 70% | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Asset Manager 70% | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Asset Manager 70% | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	73.30%
Fidelity Asset Manager 70% | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Asset Manager 70% | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Asset Manager 70% | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Asset Manager 70% | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Asset Manager 70% | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Asset Manager 70% | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Asset Manager 70% | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Asset Manager 70% | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Asset Manager 70% | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Asset Manager 70% | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Asset Manager 70% | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Asset Manager 70% | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Asset Manager 70% | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	72.20%
Fidelity Asset Manager 70% | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Asset Manager 70% | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 30% - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Asset Manager 30% - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 30% - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 30% - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 30% - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 30% - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Asset Manager 30% - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 30% - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 30% - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 30% - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 30% - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 30% - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 30% - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Asset Manager 30% - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 30% - Class M | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Advisor Asset Manager 30% - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 30% - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 50% - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Asset Manager 50% - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Asset Manager 50% - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Asset Manager 50% - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 50% - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 50% - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Asset Manager 50% - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 50% - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 50% - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Asset Manager 50% - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 50% - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Asset Manager 50% - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 50% - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Asset Manager 50% - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 50% - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 50% - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 50% - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 50% - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 50% - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Fidelity Advisor Asset Manager 50% - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 50% - Class A | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 50% - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Asset Manager 50% - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Asset Manager 60% - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Asset Manager 60% - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 60% - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 60% - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 60% - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Asset Manager 60% - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 60% - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Asset Manager 60% - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 60% - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 60% - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Fidelity Advisor Asset Manager 60% - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 60% - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Asset Manager 60% - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Asset Manager 60% - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Asset Manager 60% - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Asset Manager 60% - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Asset Manager 60% - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 60% - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 60% - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class I | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Asset Manager 60% - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Asset Manager 60% - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 60% - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Asset Manager 60% - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Asset Manager 60% - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 60% - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 60% - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 60% - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Asset Manager 60% - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Asset Manager 60% - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 60% - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Asset Manager 60% - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 60% - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Asset Manager 60% - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 60% - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 60% - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Fidelity Advisor Asset Manager 60% - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Asset Manager 60% - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Asset Manager 60% - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Asset Manager 60% - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Asset Manager 60% - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Asset Manager 60% - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 60% - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Asset Manager 60% - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Asset Manager 60% - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 60% - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Asset Manager 60% - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 60% - Class C | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Asset Manager 60% - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Asset Manager 60% - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Asset Manager 60% | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Asset Manager 60% | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Asset Manager 60% | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Asset Manager 60% | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Asset Manager 60% | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Asset Manager 60% | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Asset Manager 60% | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Asset Manager 60% | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Asset Manager 60% | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Asset Manager 60% | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Asset Manager 60% | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Asset Manager 60% | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Asset Manager 60% | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Asset Manager 60% | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Asset Manager 60% | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Asset Manager 60% | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Asset Manager 60% | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Asset Manager 60% | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Asset Manager 60% | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Asset Manager 60% | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Asset Manager 60% | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Fidelity Asset Manager 60% | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Asset Manager 60% | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Asset Manager 60% | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Asset Manager 60% | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Asset Manager 60% | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Asset Manager 60% | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Asset Manager 60% | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Asset Manager 60% | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Asset Manager 60% | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Asset Manager 60% | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Asset Manager 60% | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Asset Manager 60% | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Asset Manager 60% | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Asset Manager 60% | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Asset Manager 60% | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Asset Manager 30% - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Asset Manager 30% - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Asset Manager 30% - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 30% - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 30% - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 30% - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 30% - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Asset Manager 30% - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 30% - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 30% - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 30% - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 30% - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 30% - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 30% - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 30% - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 30% - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 30% - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Asset Manager 30% - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 30% - Class Z | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Advisor Asset Manager 30% - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Asset Manager 30% - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Asset Manager 40% - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Asset Manager 40% - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Asset Manager 40% - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Asset Manager 40% - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Asset Manager 40% - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 40% - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Asset Manager 40% - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Asset Manager 40% - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Asset Manager 40% - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Asset Manager 40% - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Asset Manager 40% - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 40% - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Asset Manager 40% - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Asset Manager 40% - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 40% - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 40% - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Asset Manager 40% - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 40% - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 40% - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Asset Manager 40% - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Asset Manager 40% - Class A | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Asset Manager 40% - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Asset Manager 40% - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Asset Manager 20% - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Asset Manager 20% - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Asset Manager 20% - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Asset Manager 20% - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Asset Manager 20% - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Asset Manager 20% - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Asset Manager 20% - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Asset Manager 20% - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Asset Manager 20% - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Asset Manager 20% - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Asset Manager 20% - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Asset Manager 20% - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Asset Manager 20% - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Asset Manager 20% - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Asset Manager 20% - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Asset Manager 20% - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Asset Manager 20% - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Advisor Asset Manager 20% - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Asset Manager 20% - Class A | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Asset Manager 20% - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Asset Manager 20% - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%